CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 ILS	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS
Allowance for Doubtful Accounts Receivable, Current	$ 1,417		$ 1,270
Ordinary shares, Par or Stated Value Per Share (in dollars per share)		3.00		3.00
Ordinary shares, Shares Authorized	8,000,000	8,000,000	8,000,000	8,000,000
Ordinary shares, Shares, Issued	7,688,564	7,688,564	5,565,558	5,565,558
Ordinary shares, Shares, Outstanding	7,688,564	7,688,564	5,565,558	5,565,558